Average Annual Total Returns - OnTrack Core Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class Shares [Member] | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Advisor Class Shares [Member] | Bloomberg U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.29%	3.24%	2.18%
Advisor Class Shares [Member] | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%	14.42%	14.82%
Advisor Class Shares [Member] | OnTrack Core Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.90%	1.61%	5.18%
Advisor Class Shares [Member] | OnTrack Core Fund Advisor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.27%	(0.30%)	3.39%
Advisor Class Shares [Member] | OnTrack Core Fund Advisor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.62%	0.47%	3.27%
Investor Class Shares [Member] | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.30%	(0.36%)	2.01%
Investor Class Shares [Member] | Bloomberg U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	4.29%	3.24%	2.18%
Investor Class Shares [Member] | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.88%	14.42%	14.82%
Investor Class Shares [Member] | OnTrack Core Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		6.11%	1.80%	5.38%
Investor Class Shares [Member] | OnTrack Core Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.24%	(0.39%)	3.39%
Investor Class Shares [Member] | OnTrack Core Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.75%	0.50%	3.34%

[1]	The Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed market securities, including government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. The Fund changed its broad based securities market index to the Bloomberg U.S. Aggregate Bond Index from the Bloomberg 1-3 Month U.S. Treasury Bill Index to comply with regulatory requirements.
[3]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed market securities, including government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. The Fund changed its broad based securities market index to the Bloomberg U.S. Aggregate Bond Index from the Bloomberg 1-3 Month U.S. Treasury Bill Index to comply with regulatory requirements.
[5]	The Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.
[6]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.